Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 7,185	$ 7,250
Purchased power	3,579	3,854
Operation, maintenance and administration	1,081	1,034
Depreciation, amortization and asset removal costs	913	876
Income before financing charges and income tax expense	1,612	1,486
Capital investments	2,104	1,869
Total assets	30,221	30,133
Goodwill	373	373
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,826	1,743
Purchased power	0	0
Operation, maintenance and administration	414	406
Depreciation, amortization and asset removal costs	485	459
Income before financing charges and income tax expense	927	878
Capital investments	1,320	1,157
Total assets	18,109	17,620
Goodwill	157	157
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	5,359	5,507
Purchased power	3,579	3,854
Operation, maintenance and administration	664	623
Depreciation, amortization and asset removal costs	428	417
Income before financing charges and income tax expense	688	613
Capital investments	784	712
Total assets	11,475	11,294
Goodwill	216	216
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	3	5
Depreciation, amortization and asset removal costs	0	0
Income before financing charges and income tax expense	(3)	(5)
Capital investments	0	0
Total assets	$ 637	$ 1,219